Equity Incentive Plan - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants (in shares)	0	301,880	0	301,880
RSAs, Share-based third party liabilities paid		$ 1,400,000		$ 1,400,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants (in shares)			3,862,943
RSUs vested but not released in period (in shares)			1,500,000